ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE U.S. BOND INDEX FUND
Unaudited		January 31, 2007
Portfolio of Investments †	$ Par/Shares	Value
(Amounts in $000s)

CORPORATE BONDS 20.8%
FINANCIAL INSTITUTIONS 9.2%
Banking 4.5%
Associates Corporation of North America, 6.875%, 11/15/08	5	5
Banc One, 7.625%, 10/15/26	4	5
Banc One, 8.00%, 4/29/27	4	5
Bank of America, 3.25%, 8/15/08	250	242
Bank of America, 3.375%, 2/17/09	250	241
Bank of America, 3.875%, 1/15/08	75	74
Bank of America, 4.875%, 9/15/12	100	98
Bank of America, 7.40%, 1/15/11	110	118
Bank One, 3.70%, 1/15/08	100	99
BankAmerica, 6.625%, 10/15/07	10	10
BB&T, 4.75%, 10/1/12	95	92
BB&T, 5.25%, 11/1/19	200	192
Charter One Bank, 6.375%, 5/15/12	200	209
Chase Manhattan, 7.875%, 6/15/10	65	70
Citicorp, 7.00%, 7/1/07	8	8
Citicorp, 7.25%, 9/1/08	4	4
Citigroup, 5.00%, 9/15/14	250	243
Citigroup, 5.625%, 8/27/12	500	506
Citigroup, 5.875%, 2/22/33	475	472
Citigroup, 6.00%, 2/21/12	13	13
Credit Suisse First Boston (USA), 4.70%, 6/1/09	150	148
Credit Suisse First Boston (USA), 5.125%, 1/15/14	200	197
Credit Suisse First Boston (USA), 7.125%, 7/15/32	200	235
First Union, 6.375%, 1/15/09	2	2
First Union, 6.40%, 4/1/08	205	207
First Union National Bank, 5.80%, 12/1/08	100	101
First Union National Bank, 7.875%, 2/15/10	4	4
Fleet Financial Group, 6.50%, 3/15/08	15	15
HSBC Bank USA, 4.625%, 4/1/14	250	237
HSBC Bank USA, 5.875%, 11/1/34	550	541
HSBC Holdings, 5.25%, 12/12/12	100	99
HSBC Holdings, 7.50%, 7/15/09	100	105
JPMorgan Chase, 4.875%, 3/15/14	410	395
JPMorgan Chase, 5.75%, 1/2/13	130	132
JPMorgan Chase Capital XV, 5.875%, 3/15/35	325	314
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	250	252
KeyBank, 7.00%, 2/1/11	2	2
Marshall & Ilsley Bank, 3.80%, 2/8/08	150	148
Marshall & Ilsley Bank, 5.25%, 9/4/12	20	20
National City, 5.75%, 2/1/09	100	101
National Westminster Bank, 7.375%, 10/1/09	4	4
NationsBank, 7.25%, 10/15/25	10	11
NBD Bancorp, 7.125%, 5/15/07	8	8
PNC Bank, 4.875%, 9/21/17	250	234
PNC Bank, 5.125%, 12/14/10	125	124
Regions Financial, 6.375%, 5/15/12	100	104
Royal Bank of Canada, 3.875%, 5/4/09	150	146
Royal Bank of Scotland, 5.00%, 10/1/14	125	122
Sovereign Bancorp, 4.80%, 9/1/10 (1)	150	146
SunTrust Bank, 5.45%, 12/1/17	130	128
Synovus Financial, 4.875%, 2/15/13	90	87
U.S. Bank, 4.95%, 10/30/14	200	194
U.S. Bank, 6.375%, 8/1/11	150	156
Wachovia, 5.50%, 8/1/35	250	236
Wachovia, 6.25%, 8/4/08	4	4
Wachovia Bank, 4.875%, 2/1/15	150	143
Wells Fargo, 4.20%, 1/15/10	150	146
Wells Fargo, 5.00%, 11/15/14	205	198
Wells Fargo, 5.125%, 9/1/12	350	346
Wells Fargo, 5.25%, 12/1/07	100	100
World Savings Bank, 4.125%, 12/15/09	100	97
		8,695
Brokerage 1.7%
Ameriprise Financial, 5.35%, 11/15/10	85	85
Bear Stearns Companies, 2.875%, 7/2/08	8	8
Bear Stearns Companies, 4.50%, 10/28/10	200	195
Franklin Resources, 3.70%, 4/15/08	20	20
Goldman Sachs, 3.875%, 1/15/09	85	83
Goldman Sachs, 5.625%, 1/15/17	400	395
Goldman Sachs, 6.60%, 1/15/12	407	428
Goldman Sachs, 6.875%, 1/15/11	7	7
Goldman Sachs Capital I, 6.345%, 2/15/34	50	50
Jefferies Group, 6.25%, 1/15/36	75	71
Lehman Brothers Holdings, 3.95%, 11/10/09	300	290
Lehman Brothers Holdings, 4.25%, 1/27/10	200	194
Lehman Brothers Holdings, 4.80%, 3/13/14	125	120
Merrill Lynch, 4.125%, 1/15/09	150	147
Merrill Lynch, 5.00%, 1/15/15	200	194
Merrill Lynch, 6.22%, 9/15/26	200	204
Merrill Lynch, 6.875%, 11/15/18	65	72
Morgan Stanley, 4.75%, 4/1/14	675	642
Morgan Stanley, 6.25%, 8/9/26	175	181
Morgan Stanley, 6.75%, 4/15/11	8	8
		3,394
Finance Companies 1.5%
American Express Credit, 5.30%, 12/2/15	250	249
American General Finance, 5.375%, 10/1/12	3	3
American General Finance, 5.40%, 12/1/15	100	99
Capital One Bank, 6.50%, 6/13/13	300	315
CIT Group, 5.00%, 2/1/15	400	383
CIT Group, 5.40%, 1/30/16	150	147
Countrywide Financial, 6.25%, 5/15/16	141	144
Countrywide Home Loans, 6.25%, 4/15/09	15	15
GE Capital, 3.125%, 4/1/09	350	335
GE Capital, 5.00%, 2/15/07	80	80
GE Capital, 5.45%, 1/15/13	500	503
GE Capital, 7.375%, 1/19/10	9	9
Household Finance, 4.75%, 7/15/13	9	9
Household Finance, 5.875%, 2/1/09	9	9
Household Finance, 6.375%, 10/15/11	11	11
Household Finance, 7.00%, 5/15/12	9	10
International Lease Finance, 4.875%, 9/1/10	350	345
International Lease Finance, 6.375%, 3/15/09	100	102
SLM, 5.05%, 11/14/14	200	193
		2,961
Insurance 1.2%
AFLAC, 6.50%, 4/15/09	100	102
Allstate, 6.125%, 12/15/32	150	153
Allstate, 6.75%, 5/15/18	3	3
Allstate, 7.20%, 12/1/09	10	11
Allstate, 7.50%, 6/15/13	2	2
AMBAC Financial, 5.95%, 12/5/35	200	198
American General, 7.50%, 8/11/10	100	107
Genworth Financial, 6.50%, 6/15/34	250	269
Hartford Financial Services, 4.75%, 3/1/14	200	191
John Hancock Financial Services, 5.625%, 12/1/08	100	101
Metlife, 5.375%, 12/15/12	400	399
Principal Life Global Funding I, 5.25%, 1/15/13 (1)	100	99
Prudential Financial, 5.40%, 6/13/35	375	348
Safeco, 4.875%, 2/1/10	150	148
Saint Paul Travelers Companies, 5.75%, 3/15/07	50	50
WellPoint, 5.00%, 1/15/11	130	128
		2,309
Real Estate Investment Trusts 0.3%
Arden Realty, 5.25%, 3/1/15	115	113
Avalonbay Communities, 5.75%, 9/15/16	110	111
ERP Operating, 5.375%, 8/1/16	105	103
Reckson Operating Partnership, 6.00%, 3/31/16	175	170
Simon Property Group, 5.75%, 12/1/15	150	151
		648
Total Financial Institutions		18,007
INDUSTRIAL 9.1%
Basic Industry 0.8%
Alcan Aluminum, 5.00%, 6/1/15	100	95
Alcoa, 5.375%, 1/15/13	120	119
Alcoa, 6.50%, 6/1/11	12	12
Barrick Gold, 5.80%, 11/15/34	200	184
BHP Finance, 5.00%, 12/15/10	175	173
Dow Chemical, 5.97%, 1/15/09	150	151
Du Pont El De Nemours, 5.25%, 12/15/16	200	195
Du Pont EI De Nemours, 5.875%, 5/11/09	65	66
Inco, 7.75%, 5/15/12	100	110
International Paper Company, STEP, 5.85%, 10/30/12	73	74
Lubrizol, 5.50%, 10/1/14	200	194
Praxair, 6.375%, 4/1/12	104	108
Praxair, 6.50%, 3/1/08	5	5
Vale Overseas, 6.875%, 11/21/36	60	61
		1,547
Capital Goods 1.5%
Boeing, 6.125%, 2/15/33	50	53
Boeing Capital, 6.10%, 3/1/11	350	360
Caterpillar Financial Services, 4.50%, 9/1/08	150	148
Caterpillar Financial Services, 4.75%, 2/17/15	175	166
CRH America, 6.40%, 10/15/33	150	149
Emerson Electric Company, 4.50%, 5/1/13	255	243
Honeywell, 6.625%, 6/15/28	5	6
Honeywell International, 6.125%, 11/1/11	175	181
Hutchison Whampoa International, 6.50%, 2/13/13 (1)	200	209
John Deere Capital, 3.90%, 1/15/08	50	49
John Deere Capital, 4.375%, 3/14/08	150	149
Lockheed Martin, 6.15%, 9/1/36	100	104
Lockheed Martin, 7.65%, 5/1/16	250	286
Lockheed Martin, 7.75%, 5/1/26	50	60
Northrop Grumman, 7.125%, 2/15/11	200	212
Raytheon, 7.20%, 8/15/27	200	230
United Technologies, 7.50%, 9/15/29	255	309
		2,914
Communications 2.6%
Airtouch Communications, 6.65%, 5/1/08	10	10
Alltel, 6.50%, 11/1/13	5	5
Alltel, 7.00%, 3/15/16	11	11
America Movil, 5.50%, 3/1/14	350	341
AT&T, 5.10%, 9/15/14	825	800
AT&T Broadband, 8.375%, 3/15/13	466	531
AT&T Wireless, 7.50%, 5/1/07	10	10
AT&T Wireless, 7.875%, 3/1/11	300	326
AT&T Wireless, 8.75%, 3/1/31	100	130
BellSouth, 6.875%, 10/15/31	21	22
BellSouth Telecommunications, 6.375%, 6/1/28	5	5
British Sky Broadcasting, 6.875%, 2/23/09	150	154
Cox Communications, 6.75%, 3/15/11	100	105
Cox Communications, 7.125%, 10/1/12	150	161
France Telecom, STEP, 7.75%, 3/1/11	400	434
GTE, 6.94%, 4/15/28	15	16
GTE South, 6.125%, 6/15/07	15	15
News America, 7.25%, 5/18/18	150	165
Southwestern Bell Telephone Company, 6.625%, 7/15/07	15	15
Sprint Capital, 6.875%, 11/15/28	55	55
Sprint Capital, 7.625%, 1/30/11	75	80
Telecom Italia Capital, 5.25%, 11/15/13	250	238
Telefonos de Mexico, 4.75%, 1/27/10	245	239
Time Warner Entertainment, 8.375%, 3/15/23	450	532
Verizon Communications, 5.555%, 2/15/16	300	297
Verizon Global Funding, 4.00%, 1/15/08	100	99
Verizon Global Funding, 7.25%, 12/1/10	100	106
Verizon Global Funding, 7.75%, 12/1/30	100	116
Verizon New England, 6.50%, 9/15/11	20	21
Vodafone Airtouch, 7.875%, 2/15/30	10	12
		5,051
Consumer Cyclical 1.0%
DaimlerChrysler, 7.20%, 9/1/09	6	6
DaimlerChrysler, 8.50%, 1/18/31	100	119
Dayton Hudson, 5.875%, 11/1/08	1	1
Federated Department Stores, 7.45%, 7/15/17	175	188
Harrah's Operating, 5.50%, 7/1/10	150	148
Home Depot, 5.40%, 3/1/16	200	193
J.C. Penney, 7.125%, 11/15/23	175	192
Lennar, 5.60%, 5/31/15	150	144
Lowes Companies, 5.00%, 10/15/15	250	239
Pulte Homes, 5.20%, 2/15/15	200	190
Target, 5.40%, 10/1/08	10	10
Target, 5.875%, 3/1/12	100	102
Toyota Motor Credit, 4.35%, 12/15/10	5	5
Turner Broadcasting Systems, 8.375%, 7/1/13	8	9
Viacom, 5.75%, 4/30/11	115	115
Wal-Mart Stores, 4.375%, 7/12/07	1	1
Wal-Mart Stores, 5.25%, 9/1/35	150	136
Wal-Mart Stores, 6.875%, 8/10/09	100	104
Wal-Mart Stores, 7.25%, 6/1/13	9	10
		1,912
Consumer Non-Cyclical 1.2%
Amgen, 4.00%, 11/18/09	125	121
Archer Daniels Midland Company, 8.875%, 4/15/11	5	6
Bestfoods, 6.625%, 4/15/28	5	5
Bottling Group, 4.625%, 11/15/12	100	96
Bristol-Myers Squibb, 6.80%, 11/15/26	6	7
Bunge Limited Finance, 4.375%, 12/15/08	200	196
Bunge Limited Finance, 5.10%, 7/15/15	115	107
Coca Cola Enterprises, 6.75%, 1/15/38	8	9
Coca Cola Enterprises, 7.125%, 8/1/17	15	17
Coca Cola Enterprises, 8.50%, 2/1/12	15	17
Coors Brewing, 6.375%, 5/15/12	175	180
Fortune Brands, 5.125%, 1/15/11	120	118
Fortune Brands, 6.25%, 4/1/08	200	202
Genentech, 4.40%, 7/15/10	60	58
General Mills, 5.70%, 2/15/17	200	199
Gillette, 3.50%, 10/15/07	50	49
Hospira, 4.95%, 6/15/09	150	147
Kellogg, 7.45%, 4/1/31	100	118
Kraft Foods, 4.00%, 10/1/08	150	147
Kraft Foods, 6.50%, 11/1/31	100	106
Medtronic, 4.375%, 9/15/10	210	204
Newell Rubbermaid, 4.625%, 12/15/09	35	34
PepsiAmericas, 4.875%, 1/15/15	125	119
PepsiCo, 5.75%, 1/15/08	200	201
		2,463
Energy 1.1%
Amoco, 6.50%, 8/1/07	4	4
Anadarko Petroleum, 5.375%, 3/1/07	3	3
Apache, 6.00%, 1/15/37	200	200
Baker Hughes, 6.00%, 2/15/09	150	152
ConocoPhillips, 5.90%, 10/15/32	250	251
Devon Financing, 6.875%, 9/30/11	200	211
Encana, 4.60%, 8/15/09	250	245
Occidental Petroleum, 6.75%, 1/15/12	300	319
Petro-Canada, 5.95%, 5/15/35	200	189
Phillips Petroleum, 6.375%, 3/30/09	25	25
Sunoco, 4.875%, 10/15/14	150	140
Texaco Capital, 5.50%, 1/15/09	5	5
Texaco Capital, 8.625%, 4/1/32	5	7
Transocean, 7.50%, 4/15/31	200	226
Vastar Resources, 6.50%, 4/1/09	4	4
XTO Energy, 4.90%, 2/1/14	100	95
		2,076
Technology 0.4%
Cisco Systems, 5.50%, 2/22/16	175	175
IBM, 3.80%, 2/1/08	95	93
IBM, 4.25%, 9/15/09	100	98
IBM, 6.50%, 1/15/28	11	12
IBM, 7.00%, 10/30/45	10	11
IBM, 8.375%, 11/1/19	100	124
Motorola, 8.00%, 11/1/11	75	82
Oracle, 5.00%, 1/15/11	250	247
		842
Transportation 0.5%
Canadian National Railway, 6.25%, 8/1/34	95	99
CSX, 6.00%, 10/1/36	100	98
FedEx, 9.65%, 6/15/12	200	236
Norfolk Southern, 5.59%, 5/17/25	48	46
Norfolk Southern, 7.25%, 2/15/31	52	60
Southwest Airlines, 6.50%, 3/1/12	85	88
Union Pacific, 6.65%, 1/15/11	350	365
		992
Total Industrial		17,797
UTILITY 2.5%
Electric 1.6%
Alabama Power, 5.375%, 10/1/08	6	6
Alabama Power, 5.50%, 10/15/17	100	100
American Electric Power, 5.375%, 3/15/10	150	150
Appalachian Power, 3.60%, 5/15/08	200	196
Black Hills, 6.50%, 5/15/13	50	50
CenterPoint Energy Houston Electric, 6.95%, 3/15/33	100	109
Consolidated Edison, Series B, 7.50%, 9/1/10	105	112
Exelon Generation, 6.95%, 6/15/11	150	158
Georgia Power, 5.25%, 12/15/15	200	196
MidAmerican Energy, 6.125%, 4/1/36	170	171
National Rural Utilities, 4.375%, 10/1/10	300	291
NiSource Finance, 7.875%, 11/15/10	200	216
Northern States Power, 5.25%, 7/15/35	145	133
NSTAR Electric, 4.875%, 4/15/14	100	95
Pacific Gas & Electric, 3.60%, 3/1/09	200	193
PECO Energy, 5.95%, 10/1/36	150	151
PPL Electric Utilities, 5.875%, 8/15/07	30	30
PPL Energy Supply, 6.40%, 11/1/11	50	51
Progress Energy, 7.10%, 3/1/11	100	106
Public Service Company of Colorado, 7.875%, 10/1/12	150	168
Public Service Electric & Gas, 5.70%, 12/1/36	180	177
Southern California Edison, 4.65%, 4/1/15	200	189
Virginia Electric & Power, 7.625%, 7/1/07	6	6
		3,054
Natural Gas 0.9%
Boardwalk Pipelines, 5.50%, 2/1/17	300	290
Consolidated Natural Gas, 5.00%, 3/1/14	200	192
Consolidated Natural Gas, 6.25%, 11/1/11	15	16
Duke Capital, 4.37%, 3/1/09	400	391
Enbridge, 4.90%, 3/1/15	150	143
Enterprise Products Operations, 4.95%, 6/1/10	300	295
Kinder Morgan Finance, 5.70%, 1/5/16	175	163
Panhandle Eastern Pipeline, 4.80%, 8/15/08	200	197
Southern California Gas, 5.75%, 11/15/35	140	138
		1,825
Total Utility		4,879

Total Corporate Bonds (Cost $40,969)		40,683

ASSET-BACKED SECURITIES 1.5%
Car Loan 0.7%
Capital Auto Receivables Asset Trust
Series 2006-1, Class B
5.26%, 10/15/10	70	70
Harley Davidson Motorcycle Trust
Series 2003-2, Class A2
2.07%, 2/15/11	179	174
Hyundai Auto Receivables Trust
Series 2006-A, Class A4
5.26%, 11/15/12	425	426
Whole Auto Loan Trust
Series 2004-1, Class A4
3.26%, 3/15/11	675	656
		1,326
Credit Card 0.6%
Bank of America Credit Card Trust
Series 2007-A1, Class A1
5.17%, 6/15/19	400	396
Capital One Multi-Asset Execution Trust
Series 2005-A7, Class A7
4.70%, 6/15/15	375	366
Chase Issuance Trust
Series 2005-A7, Class A7
4.55%, 3/15/13	375	365
		1,127
Home Equity 0.1%
New Century Home Equity Loan Trust
Series 2005-A, Class A6, VR
4.954%, 8/25/35	293	282
		282
Stranded Utility 0.1%
Reliant Energy Transition Bond
Series 2001-1, Class A2
4.76%, 9/15/09	125	124
		124
Total Asset-Backed Securities (Cost $2,912)		2,859

NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 5.0%
Commercial Mortgage Backed Securities 5.0%
Banc of America Commercial Mortgage
Series 2003-1, Class A2, CMO
4.648%, 9/11/36	500	480
Banc of America Commercial Mortgage
Series 2006-6, Class A4, CMO
5.356%, 12/10/16	335	330
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP8, Class A2, CMO
4.83%, 8/15/38	350	338
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A4, CMO
4.521%, 11/11/41	1,100	1,056
Bear Stearns Commercial Mortgage Securities
Series 2004-T14, Class A2, CMO
4.17%, 1/12/41	575	560
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR8, Class A4, CMO
4.674%, 6/11/41	225	211
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class AAB, CMO
4.804%, 9/15/42	625	603
Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A1, CMO
4.274%, 2/13/42	285	279
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4, CMO, VR
5.711%, 9/11/38	903	916
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class A4, CMO
5.54%, 9/11/41	450	450
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-C1, Class AJ, CMO, VR
5.226%, 7/15/44	225	220
Commercial Mortgage PTC
Series 2005-LP5, Class A1, CMO
4.235%, 5/10/43	262	257
Credit Suisse Mortgage Capital Certification
Series 2006-C4, Class A3, CMO
5.467%, 9/15/39	400	397
DLJ Commercial Mortgage
Series 1999-CG2, Class A1B, CMO
7.30%, 6/10/32	250	259
GE Capital Commercial Mortgage
Series 2001-1, Class A1, CMO
6.079%, 5/15/33	30	30
GE Capital Commercial Mortgage
Series 2001-1, Class A2, CMO
6.531%, 5/15/33	400	415
GE Capital Commercial Mortgage
Series 2005-C4, Class A1, CMO
5.082%, 11/10/45	300	298
JPMorgan Chase Commercial Mortgage Finance
Series 2000-C10, Class A2, CMO
7.371%, 8/15/32	117	123
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIBC, Class A3, CMO
6.26%, 3/15/33	283	290
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP4, Class ASB, CMO, VR
4.824%, 10/15/42	375	362
JPMorgan Chase Commercial Mortgage Securities
Series 2006-CB14, Class A4, CMO
5.481%, 12/12/44	475	472
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A1, CMO
3.636%, 11/15/27	476	464
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4, CMO
5.156%, 2/15/31	875	850
Morgan Stanley Dean Witter Capital
Series 2002-TOP7, Class A2, CMO
5.98%, 1/15/39	200	204
Total Non-U.S. Government Mortgage-Backed Securities (Cost $10,149)		9,864

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 35.7%
U.S. Government Agency Obligations (2) 33.8%
Federal Home Loan Mortgage
4.50%, 5/1/19 - 9/1/35	1,280	1,205
5.00%, 10/1/18 - 5/1/36	5,928	5,732
5.50%, 3/1/18 - 5/1/36	6,783	6,696
6.00%, 12/1/13 - 8/1/34	2,852	2,872
6.50%, 4/1/16 - 1/1/36	2,656	2,706
7.00%, 11/1/30 - 6/1/32	42	43
7.50%, 4/1/15	5	5
Federal Home Loan Mortgage, ARM
5.436%, 2/1/37	775	772
5.997%, 12/1/36	1,640	1,644
6.018%, 11/1/36	817	820
Federal National Mortgage Assn.
4.00%, 5/1/19 - 12/1/20	1,273	1,199
4.50%, 5/1/18 - 9/1/34	5,796	5,558
5.00%, 12/1/08 - 3/1/36	10,838	10,467
5.50%, 1/1/17 - 8/1/36	13,893	13,737
6.00%, 8/1/21 - 1/1/35	7,120	7,156
6.50%, 4/1/15 - 10/1/36	2,720	2,771
7.00%, 7/1/10 - 11/1/36	588	603
7.50%, 10/1/25 - 5/1/31	56	58
8.00%, 3/1/31	71	74
Federal National Mortgage Assn., ARM
5.046%, 1/1/37	475	470
5.553%, 7/1/36	807	810
5.979%, 9/1/36	515	518
		65,916
U.S. Government Obligations 1.9%
Government National Mortgage Assn.
4.50%, 3/20/34	396	371
5.00%, 7/15/33 - 9/15/33	1,505	1,457
5.50%, 8/15/35	619	613
6.00%, 7/15/16 - 2/15/36	714	721
6.50%, 5/15/16 - 9/20/34	105	106
7.00%, 3/15/13 - 6/15/31	127	130
7.50%, 11/15/12 - 1/15/32	254	263
8.00%, 1/15/26	35	36
		3,697
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $70,329)		69,613
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 32.3%
U.S. Government Agency Obligations (2) 10.6%
Federal Farm Credit Bank, 5.75%, 1/18/11	300	306
Federal Home Loan Bank, 2.75%, 3/14/08	500	487
Federal Home Loan Bank, 3.75%, 8/18/09	1,000	968
Federal Home Loan Bank, 4.375%, 3/17/10	1,500	1,470
Federal Home Loan Bank, 5.25%, 6/18/14	1,000	1,009
Federal Home Loan Bank, 5.375%, 5/18/16	1,000	1,018
Federal Home Loan Bank, 5.60%, 6/28/11	185	188
Federal Home Loan Mortgage, 4.125%, 10/18/10	750	726
Federal Home Loan Mortgage, 4.50%, 7/15/13	500	483
Federal Home Loan Mortgage, 4.50%, 1/15/14	1,250	1,206
Federal Home Loan Mortgage, 4.625%, 2/21/08	275	273
Federal Home Loan Mortgage, 4.875%, 3/15/07	40	40
Federal Home Loan Mortgage, 5.125%, 10/15/08	1,700	1,700
Federal Home Loan Mortgage, 5.75%, 4/15/08	1,000	1,006
Federal Home Loan Mortgage, 5.75%, 3/15/09	1,100	1,114
Federal Home Loan Mortgage, 5.75%, 1/15/12	800	824
Federal Home Loan Mortgage, 6.875%, 9/15/10	350	370
Federal National Mortgage Assn., 4.125%, 4/15/14	400	377
Federal National Mortgage Assn., 4.25%, 7/15/07	60	60
Federal National Mortgage Assn., 5.25%, 1/15/09	1,060	1,063
Federal National Mortgage Assn., 5.25%, 8/1/12	115	115
Federal National Mortgage Assn., 5.50%, 3/15/11	300	305
Federal National Mortgage Assn., 6.00%, 5/15/08	1,610	1,625
Federal National Mortgage Assn., 6.00%, 5/15/11	355	367
Federal National Mortgage Assn., 6.25%, 5/15/29	342	383
Federal National Mortgage Assn., 6.625%, 10/15/07	575	580
Federal National Mortgage Assn., 6.625%, 9/15/09	100	104
Federal National Mortgage Assn., 6.625%, 11/15/30	500	585
Federal National Mortgage Assn., 7.125%, 6/15/10	1,000	1,062
Federal National Mortgage Assn., 7.25%, 1/15/10	740	783
Tennessee Valley Authority, 4.75%, 8/1/13	200	195
		20,792
U.S. Treasury Obligations 21.7%
U.S. Treasury Bonds, 4.50%, 2/15/36	1,700	1,591
U.S. Treasury Bonds, 5.25%, 2/15/29	804	832
U.S. Treasury Bonds, 5.375%, 2/15/31	17	18
U.S. Treasury Bonds, 5.50%, 8/15/28	146	156
U.S. Treasury Bonds, 6.00%, 2/15/26	600	672
U.S. Treasury Bonds, 6.125%, 11/15/27	43	49
U.S. Treasury Bonds, 6.25%, 8/15/23	1,205	1,371
U.S. Treasury Bonds, 6.25%, 5/15/30	163	191
U.S. Treasury Bonds, 6.50%, 11/15/26	100	119
U.S. Treasury Bonds, 7.25%, 5/15/16	505	595
U.S. Treasury Bonds, 7.25%, 8/15/22	800	992
U.S. Treasury Bonds, 7.50%, 11/15/16	675	813
U.S. Treasury Bonds, 7.875%, 2/15/21	1,600	2,061
U.S. Treasury Bonds, 8.125%, 8/15/19	275	356
U.S. Treasury Bonds, 8.50%, 2/15/20	12	16
U.S. Treasury Bonds, 8.75%, 5/15/17	2,225	2,917
U.S. Treasury Bonds, 9.25%, 2/15/16	20	26
U.S. Treasury Bonds, 9.875%, 11/15/15	180	244
U.S. Treasury Notes, 2.625%, 5/15/08	90	87
U.S. Treasury Notes, 2.625%, 3/15/09	745	711
U.S. Treasury Notes, 3.00%, 11/15/07	135	133
U.S. Treasury Notes, 3.00%, 2/15/08	1,777	1,740
U.S. Treasury Notes, 3.00%, 2/15/09	100	96
U.S. Treasury Notes, 3.125%, 4/15/09	735	708
U.S. Treasury Notes, 3.25%, 8/15/07	245	243
U.S. Treasury Notes, 3.375%, 2/15/08	3,700	3,638
U.S. Treasury Notes, 3.375%, 12/15/08	150	146
U.S. Treasury Notes, 3.375%, 9/15/09	50	48
U.S. Treasury Notes, 3.375%, 10/15/09	2,700	2,600
U.S. Treasury Notes, 3.50%, 8/15/09	205	198
U.S. Treasury Notes, 3.625%, 1/15/10	50	48
U.S. Treasury Notes, 3.75%, 5/15/08	850	837
U.S. Treasury Notes, 3.875%, 7/15/10	800	777
U.S. Treasury Notes, 3.875%, 9/15/10	75	73
U.S. Treasury Notes, 3.875%, 2/15/13	750	714
U.S. Treasury Notes, 4.00%, 6/15/09	55	54
U.S. Treasury Notes, 4.00%, 4/15/10	45	44
U.S. Treasury Notes, 4.00%, 2/15/15	100	95
U.S. Treasury Notes, 4.25%, 8/15/13	1,020	989
U.S. Treasury Notes, 4.25%, 11/15/14	860	829
U.S. Treasury Notes, 4.25%, 8/15/15	60	58
U.S. Treasury Notes, 4.375%, 12/15/10	2,075	2,043
U.S. Treasury Notes, 4.625%, 11/15/16	700	689
U.S. Treasury Notes, 4.75%, 11/15/08	5,145	5,126
U.S. Treasury Notes, 5.00%, 8/15/11	3,730	3,764
U.S. Treasury Notes, 5.50%, 2/15/08	1,273	1,279
U.S. Treasury Notes, 5.50%, 5/15/09	183	185
U.S. Treasury Notes, 5.625%, 5/15/08	102	103
U.S. Treasury Notes, 5.75%, 8/15/10	496	511
U.S. Treasury Notes, 6.00%, 8/15/09	159	163
U.S. Treasury Notes, 6.125%, 8/15/07	130	131
U.S. Treasury Notes, 6.50%, 2/15/10	366	383
		42,262
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed)
(Cost $63,278)		63,054
FOREIGN GOVERNMENT OBLIGATIONS
& MUNICIPALITIES 3.2%
Government Guaranteed 0.7%
Canada Mortgage & Housing, 2.95%, 6/2/08	100	97
Canada Mortgage & Housing, 4.80%, 10/1/10	350	347
Kreditanstalt Fur Wiederaufbau, 3.25%, 3/30/09	200	193
Kreditanstalt Fur Wiederaufbau, 4.875%, 1/17/17	300	292
Landwirtschaftliche Rentenbank, 4.875%, 11/16/15	450	441
Total Government Guaranteed		1,370
Government Sponsored 0.2%
Eksportfinans, 4.75%, 12/15/08	350	347
Total Government Sponsored		347
Local Authorities 0.6%
Hydro-Quebec, 7.50%, 4/1/16	100	114
Hydro-Quebec, 8.00%, 2/1/13	11	12
Province of British Columbia, 5.375%, 10/29/08	4	4
Province of Manitoba, 5.50%, 10/1/08	4	4
Province of Manitoba, 7.50%, 2/22/10	104	111
Province of New Brunswick, 3.50%, 10/23/07	4	4
Province of Newfoundland, 7.32%, 10/13/23	4	5
Province of Newfoundland, 8.65%, 10/22/22	4	5
Province of Nova Scotia, 5.75%, 2/27/12	354	361
Province of Ontario, 3.125%, 5/2/08	4	4
Province of Ontario, 3.625%, 10/21/09	300	289
Province of Ontario, 3.75%, 12/15/09	4	4
Province of Ontario, 5.125%, 7/17/12	4	4
Province of Ontario, 5.50%, 10/1/08	104	104
Province of Quebec, 5.00%, 7/17/09	4	4
Province of Quebec, 5.75%, 2/15/09	4	4
Province of Quebec, 6.125%, 1/22/11	4	4
Province of Quebec, 7.125%, 2/9/24	4	5
Province of Quebec, 7.50%, 7/15/23	4	5
Province of Quebec, 7.50%, 9/15/29	104	130
Province of Saskatchewan, 7.125%, 3/15/08	4	4
Total Local Authorities		1,181
Owned No Guarantee 0.4%
Pemex Project Funding Master Trust, 7.375%, 12/15/14	350	380
Swedish Export Credit, 4.875%, 9/29/11	385	382
Total Owned No Guarantee		762
Sovereign 0.8%
Government of Canada, 5.25%, 11/5/08	12	12
Republic of Chile, 5.50%, 1/15/13	80	81
Republic of Italy, 3.25%, 5/15/09	300	288
Republic of Italy, 4.50%, 1/21/15	200	191
Republic of Italy, 5.625%, 6/15/12	8	8
Republic of Italy, 6.00%, 2/22/11	6	6
Republic of South Africa, 6.50%, 6/2/14	100	105
Republic of South Korea, 8.875%, 4/15/08	100	104
United Mexican States, 6.375%, 1/16/13	100	104
United Mexican States, 7.50%, 1/14/12	100	109
United Mexican States, 8.00%, 9/24/22	300	361
United Mexican States, 11.375%, 9/15/16	100	142
Total Sovereign		1,511
Supranational 0.5%
Asian Development Bank, 4.125%, 9/15/10	250	243
Asian Development Bank, 4.875%, 2/5/07	7	7
Asian Development Bank, 6.75%, 6/11/07	4	4
European Investment Bank, 3.375%, 6/12/13	250	228
European Investment Bank, 5.125%, 9/13/16	400	398
Inter-American Development Bank, 3.375%, 3/17/08	5	5
Inter-American Development Bank, 4.375%, 9/20/12	5	5
Inter-American Development Bank, 7.375%, 1/15/10	106	112
Total Supranational		1,002
Total Foreign Government Obligations & Municipalities (Cost $6,134)		6,173
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Reserve Investment Fund, 5.36% (3)(4)	2,285	2,285
Total Short-Term Investments (Cost $2,285)		2,285
Total Investments in Securities
99.7% of Net Assets (Cost $196,056)		$194,531

†	Denominated in U.S. dollars unless otherwise noted
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $454 and represents 0.2% of net assets.
(2)	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
PTC	Pass-Through Certificate
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments

T. Rowe Price U.S. Bond Index Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price U.S. Bond Index Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to match the total return performance of the U.S. investment-grade bond market, as represented by the Lehman Brothers U.S. Aggregate Index.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $196,056,000. Net unrealized loss aggregated $1,525,000 at period-end, of which $1,113,000 related to appreciated investments and $2,638,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended January 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $41,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at January 31, 2007, and October 31, 2006, was $2,285,000 and $3,141,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Bond Index Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	March 23, 2007